Loans, allowance for loan losses and credit quality	6 Months Ended
Jun. 30, 2018
Loans, allowance for loan losses and credit quality
18 Loans, allowance for loan losses and credit quality
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for further information on loans, allowance for loan losses, credit quality, value of collateral and impaired loans.
Loans
end of	2Q18	1Q18	4Q17
Loans (CHF million)
Mortgages	107,085	106,466	106,039
Loans collateralized by securities	44,025	44,086	42,016
Consumer finance	4,168	4,194	4,242
Consumer	155,278	154,746	152,297
Real estate	25,780	26,327	26,599
Commercial and industrial loans	86,762	83,464	81,670
Financial institutions	16,945	16,465	15,697
Governments and public institutions	3,915	3,827	3,874
Corporate & institutional	133,402	130,083	127,840
Gross loans	288,680	284,829	280,137
of which held at amortized cost	272,969	270,112	264,830
of which held at fair value	15,711	14,717	15,307
Net (unearned income)/deferred expenses	(115)	(117)	(106)
Allowance for loan losses	(905)	(858)	(882)
Net loans	287,660	283,854	279,149
Gross loans by location (CHF million)
Switzerland	159,698	158,800	157,696
Foreign	128,982	126,029	122,441
Gross loans	288,680	284,829	280,137
Impaired loan portfolio (CHF million)
Non-performing loans	1,157	1,075	1,048
Non-interest-earning loans	309	267	223
Non-performing and non-interest-earning loans	1,466	1,342	1,271
Restructured loans	207	216	290
Potential problem loans	429	408	549
Other impaired loans	636	624	839
Gross impaired loans	2,102	1,966	2,110
Allowance for loan losses by loan portfolio
	2Q18			1Q18			2Q17
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	204	654	858	220	662	882	217	682	899
Net movements recognized in statements of operations	16	44	60	4	32	36	14	56	70
Gross write-offs	(15)	(27)	(42)	(24)	(54)	(78)	(17)	(36)	(53)
Recoveries	2	8	10	3	13	16	2	7	9
Net write-offs	(13)	(19)	(32)	(21)	(41)	(62)	(15)	(29)	(44)
Provisions for interest	4	3	7	2	6	8	3	2	5
Foreign currency translation impact and other adjustments, net	2	10	12	(1)	(5)	(6)	(4)	(9)	(13)
Balance at end of period	213	692	905	204	654	858	215	702	917
of which individually evaluated for impairment	172	474	646	164	464	628	172	540	712
of which collectively evaluated for impairment	41	218	259	40	190	230	43	162	205
Gross loans held at amortized cost (CHF million)
Balance at end of period	155,258	117,711	272,969	154,726	115,386	270,112	149,718	108,550	258,268
of which individually evaluated for impairment [1]	633	1,469	2,102	646	1,320	1,966	607	1,633	2,240
of which collectively evaluated for impairment	154,625	116,242	270,867	154,080	114,066	268,146	149,111	106,917	256,028
	6M18			6M17
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	220	662	882	216	722	938
Net movements recognized in statements of operations	20	76	96	31	105	136
Gross write-offs	(39)	(81)	(120)	(31)	(121)	(152)
Recoveries	5	21	26	8	13	21
Net write-offs	(34)	(60)	(94)	(23)	(108)	(131)
Provisions for interest	6	9	15	(5)	4	(1)
Foreign currency translation impact and other adjustments, net	1	5	6	(4)	(21)	(25)
Balance at end of period	213	692	905	215	702	917
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	2Q18			1Q18			2Q17
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	779	779	0	617	617	0	734	734
Reclassifications from loans held-for-sale [2]	0	1	1	0	0	0	0	0	0
Reclassifications to loans held-for-sale [3]	1	943	944	0	704	704	0	705	705
Sales [3]	1	887	888	0	673	673	0	907	907
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Purchases, reclassifications and sales (continued)
in	6M18			6M17
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	1,396	1,396	0	1,658	1,658
Reclassifications from loans held-for-sale [2]	0	1	1	0	0	0
Reclassifications to loans held-for-sale [3]	1	1,647	1,648	0	3,809	3,809
Sales [3]	1	1,560	1,561	0	3,696	3,696
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q18 (CHF million)
Mortgages	95,851	10,913	321	107,085
Loans collateralized by securities	39,944	3,985	96	44,025
Consumer finance	1,724	2,246	178	4,148
Consumer	137,519	17,144	595	155,258
Real estate	19,389	5,766	121	25,276
Commercial and industrial loans	42,332	37,183	1,247	80,762
Financial institutions	8,518	1,930	47	10,495
Governments and public institutions	1,115	63	0	1,178
Corporate & institutional	71,354	44,942	1,415	117,711
Gross loans held at amortized cost	208,873	62,086	2,010	272,969
Value of collateral [1]	193,758	49,991	1,408	245,157
4Q17 (CHF million)
Mortgages	94,553	11,214	272	106,039
Loans collateralized by securities	38,387	3,530	99	42,016
Consumer finance	1,801	2,241	180	4,222
Consumer	134,741	16,985	551	152,277
Real estate	20,278	5,640	85	26,003
Commercial and industrial loans	39,475	35,250	1,300	76,025
Financial institutions	7,258	2,022	46	9,326
Governments and public institutions	1,124	74	1	1,199
Corporate & institutional	68,135	42,986	1,432	112,553
Gross loans held at amortized cost	202,876	59,971	1,983	264,830
Value of collateral [1]	189,048	49,271	1,422	239,741
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q18 (CHF million)
Mortgages	106,648	157	20	11	249	437	107,085
Loans collateralized by securities	43,921	3	0	2	99	104	44,025
Consumer finance	3,575	344	44	43	142	573	4,148
Consumer	154,144	504	64	56	490	1,114	155,258
Real estate	25,184	20	6	1	65	92	25,276
Commercial and industrial loans	79,504	372	128	98	660	1,258	80,762
Financial institutions	10,279	164	4	4	44	216	10,495
Governments and public institutions	1,175	3	0	0	0	3	1,178
Corporate & institutional	116,142	559	138	103	769	1,569	117,711
Gross loans held at amortized cost	270,286	1,063	202	159	1,259	2,683	272,969
4Q17 (CHF million)
Mortgages	105,689	102	27	14	207	350	106,039
Loans collateralized by securities	41,867	37	0	0	112	149	42,016
Consumer finance	3,701	297	39	40	145	521	4,222
Consumer	151,257	436	66	54	464	1,020	152,277
Real estate	25,871	37	12	15	68	132	26,003
Commercial and industrial loans	74,831	429	40	201	524	1,194	76,025
Financial institutions	8,947	333	1	2	43	379	9,326
Governments and public institutions	1,197	1	0	0	1	2	1,199
Corporate & institutional	110,846	800	53	218	636	1,707	112,553
Gross loans held at amortized cost	262,103	1,236	119	272	1,100	2,727	264,830
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2Q18 (CHF million)
Mortgages	260	10	270	42	39	81	351	[1]
Loans collateralized by securities	85	13	98	0	2	2	100
Consumer finance	175	6	181	0	1	1	182
Consumer	520	29	549	42	42	84	633
Real estate	101	4	105	0	22	22	127
Commercial and industrial loans	535	233	768	165	362	527	1,295
Financial institutions	1	43	44	0	3	3	47
Corporate & institutional	637	280	917	165	387	552	1,469
Gross impaired loans	1,157	309	1,466	207	429	636	2,102
4Q17 (CHF million)
Mortgages	236	17	253	13	66	79	332	[1]
Loans collateralized by securities	96	16	112	0	2	2	114
Consumer finance	176	9	185	0	1	1	186
Consumer	508	42	550	13	69	82	632
Real estate	73	4	77	0	19	19	96
Commercial and industrial loans	465	134	599	277	458	735	1,334
Financial institutions	1	43	44	0	3	3	47
Governments and public institutions	1	0	1	0	0	0	1
Corporate & institutional	540	181	721	277	480	757	1,478
Gross impaired loans	1,048	223	1,271	290	549	839	2,110
1
As of the end of 2Q18 and 4Q17, CHF 118 million and CHF 90 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
end of	2Q18			4Q17
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	270	256	29	254	239	36
Loans collateralized by securities	100	83	52	111	97	49
Consumer finance	179	158	91	180	160	94
Consumer	549	497	172	545	496	179
Real estate	123	116	11	86	79	11
Commercial and industrial loans	954	925	425	997	959	427
Financial institutions	47	47	38	47	46	37
Governments and public institutions	0	0	0	1	1	0
Corporate & institutional	1,124	1,088	474	1,131	1,085	475
Gross impaired loans with a specific allowance	1,673	1,585	646	1,676	1,581	654
Mortgages	81	81	–	78	78	–
Loans collateralized by securities	0	0	–	3	3	–
Consumer finance	3	3	–	6	6	–
Consumer	84	84	–	87	87	–
Real estate	4	4	–	10	10	–
Commercial and industrial loans	341	341	–	337	337	–
Corporate & institutional	345	345	–	347	347	–
Gross impaired loans without specific allowance	429	429	–	434	434	–
Gross impaired loans	2,102	2,014	646	2,110	2,015	654
of which consumer	633	581	172	632	583	179
of which corporate & institutional	1,469	1,433	474	1,478	1,432	475
Gross impaired loan detail (continued)
in	2Q18			1Q18			2Q17
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	266	1	0	255	0	0	233	1	1
Loans collateralized by securities	98	0	0	102	1	1	112	0	0
Consumer finance	177	1	1	176	0	0	169	1	1
Consumer	541	2	1	533	1	1	514	2	2
Real estate	94	0	0	87	0	0	71	0	0
Commercial and industrial loans	949	2	0	903	7	4	1,110	3	1
Financial institutions	47	0	0	45	0	0	76	0	0
Governments and public institutions	0	0	0	1	0	0	6	0	0
Corporate & institutional	1,090	2	0	1,036	7	4	1,263	3	1
Gross impaired loans with a specific allowance	1,631	4	1	1,569	8	5	1,777	5	3
Mortgages	109	1	0	87	1	0	87	1	0
Loans collateralized by securities	0	0	0	1	0	0	9	0	0
Consumer finance	2	0	0	3	0	0	1	0	0
Consumer	111	1	0	91	1	0	97	1	0
Real estate	3	1	0	2	0	0	37	0	0
Commercial and industrial loans	277	2	0	323	3	0	289	3	1
Corporate & institutional	280	3	0	325	3	0	326	3	1
Gross impaired loans without specific allowance	391	4	0	416	4	0	423	4	1
Gross impaired loans	2,022	8	1	1,985	12	5	2,200	9	4
of which consumer	652	3	1	624	2	1	611	3	2
of which corporate & institutional	1,370	5	0	1,361	10	4	1,589	6	2
Gross impaired loan detail (continued)
in	6M18			6M17
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	260	1	0	217	1	1
Loans collateralized by securities	101	1	1	121	0	0
Consumer finance	177	1	1	170	1	1
Consumer	538	3	2	508	2	2
Real estate	90	0	0	71	0	0
Commercial and industrial loans	928	9	4	1,167	8	3
Financial institutions	46	0	0	92	0	0
Governments and public institutions	1	0	0	8	0	0
Corporate & institutional	1,065	9	4	1,338	8	3
Gross impaired loans with a specific allowance	1,603	12	6	1,846	10	5
Mortgages	97	2	0	81	2	0
Loans collateralized by securities	0	0	0	11	0	0
Consumer finance	3	0	0	4	0	0
Consumer	100	2	0	96	2	0
Real estate	3	1	0	31	0	0
Commercial and industrial loans	300	5	0	278	5	1
Corporate & institutional	303	6	0	309	5	1
Gross impaired loans without specific allowance	403	8	0	405	7	1
Gross impaired loans	2,006	20	6	2,251	17	6
of which consumer	638	5	2	604	4	2
of which corporate & institutional	1,368	15	4	1,647	13	4
Restructured loans held at amortized cost
in	2Q18			1Q18			2Q17
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Mortgages	5	29	29	0	0	0	0	0	0
Commercial and industrial loans	0	0	0	3	15	14	5	14	14
Total	5	29	29	3	15	14	5	14	14
in	6M18			6M17
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Mortgages	5	29	29	0	0	0
Commercial and industrial loans	3	15	14	9	49	49
Total	8	44	43	9	49	49
In 6M18, the loan modifications of the Group included extended loan repayment terms, including suspensions of loan amortizations, the waiver of claims and interest rate concessions.
The Group reported the default of one loan with a recorded investment of CHF 36 million in 2Q18, seven loans with a recorded investment of CHF 40 million in 1Q18 and eight loans with a recorded investment of CHF 76 million in 6M18 within commercial and industrial loans, which had been restructured within the previous 12 months. In 2Q17 and 6M17, the Group did not experience a default on any loan that had been restructured within the previous 12 months.

Bank
Loans, allowance for loan losses and credit quality
17 Loans, allowance for loan losses and credit quality
> Refer to “Note 17 – Loans, allowance for loan losses and credit quality” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for further information.
Loans
end of	6M18	2017
Loans (CHF million)
Mortgages	107,085	106,039
Loans collateralized by securities	44,025	42,016
Consumer finance	4,168	4,242
Consumer	155,278	152,297
Real estate	25,780	26,599
Commercial and industrial loans	87,353	81,792
Financial institutions	21,871	19,662
Governments and public institutions	3,915	3,874
Corporate & institutional	138,919	131,927
Gross loans	294,197	284,224
of which held at amortized cost	278,486	268,917
of which held at fair value	15,711	15,307
Net (unearned income)/deferred expenses	(115)	(106)
Allowance for loan losses	(904)	(881)
Net loans	293,178	283,237
Gross loans by location (CHF million)
Switzerland	164,541	161,645
Foreign	129,656	122,579
Gross loans	294,197	284,224
Impaired loan portfolio (CHF million)
Non-performing loans	1,157	1,048
Non-interest-earning loans	297	210
Total non-performing and non-interest-earning loans	1,454	1,258
Restructured loans	207	290
Potential problem loans	429	549
Total other impaired loans	636	839
Gross impaired loans	2,090	2,097
Allowance for loan losses by loan portfolio
	6M18			6M17
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	220	661	881	216	721	937
Net movements recognized in statements of operations	20	76	96	31	105	136
Gross write-offs	(39)	(81)	(120)	(31)	(121)	(152)
Recoveries	5	21	26	8	13	21
Net write-offs	(34)	(60)	(94)	(23)	(108)	(131)
Provisions for interest	6	9	15	(5)	4	(1)
Foreign currency translation impact and other adjustments, net	1	5	6	(4)	(21)	(25)
Balance at end of period	213	691	904	215	701	916
of which individually evaluated for impairment	172	473	645	172	539	711
of which collectively evaluated for impairment	41	218	259	43	162	205
Gross loans held at amortized cost (CHF million)
Balance at end of period	155,258	123,228	278,486	149,718	112,051	261,769
of which individually evaluated for impairment [1]	633	1,457	2,090	607	1,621	2,228
of which collectively evaluated for impairment	154,625	121,771	276,396	149,111	110,430	259,541
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	6M18			6M17
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	1,396	1,396	0	1,658	1,658
Reclassifications from loans held-for-sale [2]	0	1	1	0	0	0
Reclassifications to loans held-for-sale [3]	1	1,647	1,648	0	3,809	3,809
Sales [3]	1	1,560	1,561	0	3,696	3,696
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M18 (CHF million)
Mortgages	95,851	10,913	321	107,085
Loans collateralized by securities	39,944	3,985	96	44,025
Consumer finance	1,724	2,246	178	4,148
Consumer	137,519	17,144	595	155,258
Real estate	19,389	5,766	121	25,276
Commercial and industrial loans	42,935	37,183	1,235	81,353
Financial institutions	13,444	1,930	47	15,421
Governments and public institutions	1,115	63	0	1,178
Corporate & institutional	76,883	44,942	1,403	123,228
Gross loans held at amortized cost	214,402	62,086	1,998	278,486
Value of collateral [1]	193,801	49,991	1,396	245,188
2017 (CHF million)
Mortgages	94,553	11,214	272	106,039
Loans collateralized by securities	38,387	3,530	99	42,016
Consumer finance	1,801	2,241	180	4,222
Consumer	134,741	16,985	551	152,277
Real estate	20,278	5,640	85	26,003
Commercial and industrial loans	39,610	35,250	1,287	76,147
Financial institutions	11,223	2,022	46	13,291
Governments and public institutions	1,124	74	1	1,199
Corporate & institutional	72,235	42,986	1,419	116,640
Gross loans held at amortized cost	206,976	59,971	1,970	268,917
Value of collateral [1]	189,092	49,271	1,409	239,772
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Bank's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
6M18 (CHF million)
Mortgages	106,648	157	20	11	249	437	107,085
Loans collateralized by securities	43,921	3	0	2	99	104	44,025
Consumer finance	3,575	344	44	43	142	573	4,148
Consumer	154,144	504	64	56	490	1,114	155,258
Real estate	25,184	20	6	1	65	92	25,276
Commercial and industrial loans	80,107	372	128	98	648	1,246	81,353
Financial institutions	15,205	164	4	4	44	216	15,421
Governments and public institutions	1,175	3	0	0	0	3	1,178
Corporate & institutional	121,671	559	138	103	757	1,557	123,228
Gross loans held at amortized cost	275,815	1,063	202	159	1,247	2,671	278,486
2017 (CHF million)
Mortgages	105,689	102	27	14	207	350	106,039
Loans collateralized by securities	41,867	37	0	0	112	149	42,016
Consumer finance	3,701	297	39	40	145	521	4,222
Consumer	151,257	436	66	54	464	1,020	152,277
Real estate	25,871	37	12	15	68	132	26,003
Commercial and industrial loans	74,966	429	40	201	511	1,181	76,147
Financial institutions	12,912	333	1	2	43	379	13,291
Governments and public institutions	1,197	1	0	0	1	2	1,199
Corporate & institutional	114,946	800	53	218	623	1,694	116,640
Gross loans held at amortized cost	266,203	1,236	119	272	1,087	2,714	268,917
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
6M18 (CHF million)
Mortgages	260	10	270	42	39	81	351	[1]
Loans collateralized by securities	85	13	98	0	2	2	100
Consumer finance	175	6	181	0	1	1	182
Consumer	520	29	549	42	42	84	633
Real estate	101	4	105	0	22	22	127
Commercial and industrial loans	535	221	756	165	362	527	1,283
Financial institutions	1	43	44	0	3	3	47
Corporate & institutional	637	268	905	165	387	552	1,457
Gross impaired loans	1,157	297	1,454	207	429	636	2,090
2017 (CHF million)
Mortgages	236	17	253	13	66	79	332	[1]
Loans collateralized by securities	96	16	112	0	2	2	114
Consumer finance	176	9	185	0	1	1	186
Consumer	508	42	550	13	69	82	632
Real estate	73	4	77	0	19	19	96
Commercial and industrial loans	465	121	586	277	458	735	1,321
Financial institutions	1	43	44	0	3	3	47
Governments and public institutions	1	0	1	0	0	0	1
Corporate & institutional	540	168	708	277	480	757	1,465
Gross impaired loans	1,048	210	1,258	290	549	839	2,097
1
As of the end of 6M18 and 2017, CHF 118 million and CHF 90 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
end of	6M18			2017
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	270	256	29	254	239	36
Loans collateralized by securities	100	83	52	111	97	49
Consumer finance	179	158	91	180	160	94
Consumer	549	497	172	545	496	179
Real estate	123	116	11	86	79	11
Commercial and industrial loans	942	914	424	984	947	426
Financial institutions	47	47	38	47	46	37
Governments and public institutions	0	0	0	1	1	0
Corporate & institutional	1,112	1,077	473	1,118	1,073	474
Gross impaired loans with a specific allowance	1,661	1,574	645	1,663	1,569	653
Mortgages	81	81	–	78	78	–
Loans collateralized by securities	0	0	–	3	3	–
Consumer finance	3	3	–	6	6	–
Consumer	84	84	–	87	87	–
Real estate	4	4	–	10	10	–
Commercial and industrial loans	341	341	–	337	337	–
Corporate & institutional	345	345	–	347	347	–
Gross impaired loans without specific allowance	429	429	–	434	434	–
Gross impaired loans	2,090	2,003	645	2,097	2,003	653
of which consumer	633	581	172	632	583	179
of which corporate & institutional	1,457	1,422	473	1,465	1,420	474
Gross impaired loan detail (continued)
in	6M18			6M17
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	260	1	0	217	1	1
Loans collateralized by securities	101	1	1	121	0	0
Consumer finance	177	1	1	170	1	1
Consumer	538	3	2	508	2	2
Real estate	90	0	0	71	0	0
Commercial and industrial loans	915	9	4	1,155	8	3
Financial institutions	46	0	0	92	0	0
Governments and public institutions	1	0	0	8	0	0
Corporate & institutional	1,052	9	4	1,326	8	3
Gross impaired loans with a specific allowance	1,590	12	6	1,834	10	5
Mortgages	97	2	0	81	2	0
Loans collateralized by securities	0	0	0	11	0	0
Consumer finance	3	0	0	4	0	0
Consumer	100	2	0	96	2	0
Real estate	3	1	0	31	0	0
Commercial and industrial loans	300	5	0	278	5	1
Corporate & institutional	303	6	0	309	5	1
Gross impaired loans without specific allowance	403	8	0	405	7	1
Gross impaired loans	1,993	20	6	2,239	17	6
of which consumer	638	5	2	604	4	2
of which corporate & institutional	1,355	15	4	1,635	13	4
Restructured loans held at amortized cost
in	6M18			6M17
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Mortgages	5	29	29	0	0	0
Commercial and industrial loans	3	15	14	9	49	49
Total	8	44	43	9	49	49
In 6M18, the loan modifications of the Bank included extended loan repayment terms, including suspensions of loan amortizations, the waiver of claims and interest rate concessions.
In 6M18, the Bank reported the default of eight loans with a recorded investment of CHF 76 million within commercial and industrial loans, which had been restructured within the previous 12 months. In 6M17, the Bank did not experience a default on any loan that had been restructured within the previous 12 months.